INTANGIBLE ASSETS - Summary (Details) $ in Millions		3 Months Ended	12 Months Ended
	Dec. 17, 2021 CAD ($)	Sep. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($) item	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period			$ 1,351.4
Balance at the end of the period			2,212.0	$ 1,351.4
Amount of payments to acquire intangible assets			986.1	180.2	$ 468.1
Internally Generated
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period			243.1
Balance at the end of the period			350.3	243.1
Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period			2,378.6	2,260.4
Additions			986.1	180.2
Business acquisitions			2.3	9.8
Net change in additions financed with non-cash balances			8.9	(52.7)
Retirement, disposals and other			(15.2)	(19.1)
Balance at the end of the period			3,360.7	2,378.6	2,260.4
Cost | Internally Generated
Changes in the net carrying amount of intangible assets
Additions			154.2	73.1	40.1
Accumulated amortization and impairment losses
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period			(1,027.2)	(923.7)
Amortization			136.7	122.6
Retirement, disposals and other			15.2	19.1
Balance at the end of the period			(1,148.7)	(1,027.2)	(923.7)
Accumulated depreciation and amortisation | Internally Generated
Changes in the net carrying amount of intangible assets
Amortization			46.9	44.0	39.5
Spectrum licences
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period			731.6
Balance at the end of the period			$ 1,561.6	731.6
Number of blocks acquired | item			294
Amount of payments to acquire intangible assets	$ 664.0	$ 166.0
Spectrum licences | Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period			$ 979.3	979.3
Additions			830.0
Balance at the end of the period			1,809.3	979.3	979.3
Spectrum licences | Accumulated amortization and impairment losses
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period			(247.7)	(247.7)
Balance at the end of the period			(247.7)	(247.7)	(247.7)
Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period			496.3
Balance at the end of the period			449.0	496.3
Software | Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period			1,268.4	1,180.6
Additions			87.6	122.0
Business acquisitions				0.1
Net change in additions financed with non-cash balances			(36.2)	(114.9)
Reclassification			34.5	99.7
Retirement, disposals and other			(15.2)	(19.1)
Balance at the end of the period			1,339.1	1,268.4	1,180.6
Software | Cost | Internally Generated
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period			631.5
Balance at the end of the period			773.2	631.5
Software | Accumulated amortization and impairment losses
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period			(772.1)	(670.9)
Amortization			133.2	120.3
Retirement, disposals and other			15.2	19.1
Balance at the end of the period			(890.1)	(772.1)	(670.9)
Software | Accumulated amortization and impairment losses | Internally Generated
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period			(388.4)
Balance at the end of the period			(422.9)	(388.4)
Customer relationships, projects development and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period			123.5
Balance at the end of the period			201.4	123.5
Customer relationships, projects development and other | Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period			130.9	100.5
Additions			68.5	58.2
Business acquisitions			2.3	9.7
Net change in additions financed with non-cash balances			45.1	62.2
Reclassification			(34.5)	(99.7)
Balance at the end of the period			212.3	130.9	100.5
Customer relationships, projects development and other | Accumulated amortization and impairment losses
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period			(7.4)	(5.1)
Amortization			3.5	2.3
Balance at the end of the period			$ (10.9)	$ (7.4)	$ (5.1)